Cover	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity File Number	001-33899
Entity Registrant Name	DIGITAL ALLY, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14001 Marshall Drive
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66215
City Area Code	(913)
Local Phone Number	814-7774
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false